Principal Accounting Policies - Investments (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Minimum [Member] Original maturities [Member]	Dec. 31, 2012 Maximum [Member] Original maturities [Member]
Investments [Line Items]
Original maturities of certificates of deposit				3 months	1 year
Loss from impairment of long-term investments			15,081
Proceeds from sale of coupon advertising services business	$ 211	1,318